Income taxes (Income Before Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes [Line Items]
CIT tax rate	25.00%	25.00%	25.00%
PRC	$ 275,898,007	$ 211,620,233	$ 154,833,605
Non PRC	(82,669,476)	(45,909,678)	(35,840,702)
Income from operations before income taxes	$ 193,228,531	165,710,555	118,992,903
PRC [Member]
Income taxes [Line Items]
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	10.00%
HK subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	16.50%
US subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	30.00%
Income from operations before income taxes	$ (23,734,648)	$ 8,759,803	$ 12,905,812
Malaysia [Member]
Income taxes [Line Items]
CIT tax rate	25.00%